NET LOSS PER COMMON SHARE	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
NET LOSS PER COMMON SHARE
NET LOSS PER COMMON SHARE

3.NET LOSS PER COMMON SHARE

Basic and diluted net loss per common share is determined by dividing net loss less deemed dividends by the weighted-average common shares outstanding during the period. For all periods presented, the common shares underlying the stock options, restricted stock units, convertible Series A-1 Preferred Stock, and the convertible Series B Preferred Stock have been excluded from the calculation because their effect would be anti-dilutive. Therefore, the weighted-average common shares outstanding used to calculate both basic and diluted loss per common shares are the same. The following table illustrates the computation of basic and diluted earnings per share:

	Three Months Ended
	March 31,
	2021	2020
Net loss	$(3,854,500)	$(1,852,700)
Less: Series B Preferred Stock discount amortization	—	(368,400)
Less: IPO Common Stock discount amortization	(24,700)	—
Net loss attributable to common shareholders, basic and diluted	$(3,879,200)	$(2,221,100)
Weighted average common shares outstanding, basic and diluted	7,332,999	2,863,812
Net loss per common share, basic and diluted	$(0.53)	$(0.78)

For the three months ended March 31, 2021 and 2020, potentially dilutive securities excluded from the computations of diluted weighted-average common shares outstanding were (in shares):

	March 31,	March 31,
	2021	2020
Stock options to purchase	677	404,391
Restricted Stock Units	32,000	—
Series A‑1 Preferred Stock	—	624,594
Series B Preferred Stock	—	469,136
Warrants underlying Series B Preferred Stock	—	1,399,807
Total	32,677	2,897,928

3.	NET LOSS PER COMMON SHARE

Basic and diluted net loss per common share is determined by dividing net loss less deemed dividends by the weighted-average common shares outstanding during the period. For all periods presented, the common shares underlying the stock options, convertible Series A-1 Preferred Stock, and the convertible Series B Preferred Stock have been excluded from the calculation because their effect would be anti-dilutive. Therefore, the weighted-average common shares outstanding used to calculate both basic and diluted loss per common shares are the same. The following table illustrates the computation of basic and diluted loss per share:

	Years Ended
	December 31,
	2020	2019
Net loss	$(19,200,200)	$(3,727,900)
Less: Accretion and settlement of Series B Preferred Stock dividend	—	(40,000)
Less: Series B Preferred Stock discount amortization	(692,700)	(210,600)
Less: IPO Common Stock discount amortization	(19,700)	—
Net loss attributable to common shareholders, basic and diluted	$(19,912,600)	$(3,978,500)
Weighted average common shares outstanding, basic and diluted	4,505,867	2,862,809
Net loss per common share, basic and diluted	$(4.42)	$(1.39)

For the years ended December 31, 2020 and 2019, potentially dilutive securities excluded from the computations of diluted weighted-average common shares outstanding were (in shares):

	December 31,	December 31,
	2020	2019
Stock options to purchase	1,647	75,405
Restricted Stock Units	95,815	—
Series A‑1 Preferred Stock	—	624,594
Series B Preferred Stock	—	282,478
Warrants underlying Series B Preferred Stock	—	839,784
Total	97,462	1,822,261